Affiliated companies and other equity-method investees	12 Months Ended
Mar. 31, 2015
Affiliated companies and other equity-method investees
Affiliated companies and other equity-method investees

19. Affiliated companies and other equity-method investees:

Nomura’s significant affiliated companies and other equity-method investees include JAFCO Co., Ltd. (“JAFCO”), NRI and NREH.

JAFCO

JAFCO, which is a listed company in Japan, manages various venture capital funds and provides private equity-related investment services to portfolio companies.

In March 2014, the Company sold 2,200,000 shares of JAFCO. Nomura’s ownership of JAFCO decreased from 24.4% as of March 31, 2013 to 19.4% as a result of the sale. Nomura continues to account for JAFCO using the equity method because Nomura still has the ability to exercise significant influence over operating and financial decisions of JAFCO.

As of March 31, 2015, Nomura’s ownership of JAFCO was 19.5% and there was no remaining equity method goodwill included in the carrying amount of the investment.

NRI

NRI develops and manages computer systems and provides research services and management consulting services. One of the major clients of NRI is Nomura.

As of March 31, 2015, Nomura’s ownership of NRI was 37.9 % and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥57,210 million.

Fortress

Fortress Investment Group LLC (“Fortress”) is a global investment management firm. Fortress raises, invests and manages private equity funds, hedge funds and publicly traded alternative investment vehicles. The investment in Fortress was treated as an investment in a limited partnership and was accounted for by the equity method of accounting.

On February 13, 2014, Fortress has repurchased all of Nomura’s ownership stake. As a result, Fortress is therefore no longer Nomura’s equity method investee.

NREH

NREH is the holding company of the Nomura Real Estate Group which is primarily involved in the residential property development, leasing, investment management as well as other real estate-related activities.

NREH was a consolidated subsidiary of Nomura until March 2013. In March 2013, Nomura sold 32,040 thousand shares of NREH. As a result, Nomura’s voting interest fell to 34.0%. Since Nomura no longer maintained a controlling financial interest in NREH, NREH was deconsolidated and is now an affiliated company accounted for by the equity method.

Revenue—Other in the consolidated statements of income for the year ended March 31, 2013 included real estate sales of ¥336,858 million. Revenues are recognized when the sales have closed, the buyer’s initial and continuing investments are adequate to demonstrate a commitment to pay for the real estate and Nomura does not have substantial continuing involvement in the real estate. The costs of real estate sales corresponding to these revenues were ¥306,570 million reported within Non-interest expenses—Other in the consolidated statements of income.

On deconsolidating NREH, a gain of ¥50,139 million, including unrealized gain of ¥38,468 million from Nomura’s remaining shares, was recognized which is reported in the consolidated statements of income within Revenue—Other.

As of March 31, 2015, Nomura’s ownership of NREH was 34.1% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥11,012 million.

Summary financial information—

A summary of financial information for JAFCO, NRI and NREH is as follows.

	Millions of yen
	March 31
	2014	2015
Total assets	¥2,089,844	¥2,268,874
Total liabilities	1,247,768	1,308,632

	Millions of yen
	Year ended March 31
	2013(1)	2014	2015
Net revenues	¥143,193	¥947,213	¥781,110
Non-interest expenses	69,899	779,690	610,747
Net income attributable to the companies	48,706	87,261	119,838

(1)	NREH has been accounted for using the equity method from March 2013.

A summary of financial information for Fortress is as follows.

	Millions of yen
	Year ended March 31
	2013(1)	2014(1)
Net revenues	¥95,356	¥144,349
Non-interest expenses	73,956	89,338
Net income (loss) attributable to the company	6,487	20,071

(1)	Financial information for Fortress is as of its fiscal years ended December 31, 2012 and 2013, respectively. Nomura historically recognized its share of Fortress’s earnings on a three-month lag prior to its disposal in 2014.

The following tables present a summary of balances and transactions with affiliated companies and other equity-method investees, except for lease transactions with NRI, which are disclosed in Note 8 “Leases”, as of March 31, 2014 and 2015, and for the years ended March 31, 2013, 2014 and 2015.

	Millions of yen
	March 31
	2014	2015
Investments in affiliated companies	¥339,637	¥376,174
Advances to affiliated companies	5,797	2,104
Other receivables from affiliated companies	6,919	2,328
Other payables to affiliated companies	9,344	6,720

	Millions of yen
	Year ended March 31
	2013	2014	2015
Revenues	¥7,418	¥411	¥688
Non-interest expenses	48,755	57,687	48,176
Purchase of software, securities and tangible assets	55,099	26,655	26,772

The following table presents the aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available as of March 31, 2014 and 2015.

	Millions of yen
	March 31
	2014	2015
Carrying amount	¥330,983	¥362,984
Fair value	429,854	530,570

Equity in earnings of equity-method investees, including those above, was income of ¥18,597 million, income of ¥37,805 million and income of ¥43,028 million for the years ended March 31, 2013, 2014 and 2015, respectively. Equity in earnings of equity-method investees is reported within Revenue—Other in the consolidated statements of income. Dividends from equity-method investees for the years ended March 31, 2013, 2014 and 2015 were ¥5,594 million, ¥8,306 million and ¥8,256 million, respectively.